Long-term Borrowings and Capital Lease Obligations - Summary of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term debt	$ 3,360,255	$ 1,423,956
Less current portion	48,040	50,078
Noncurrent portion of long-term debt	3,312,215	1,373,878
3.800% Senior Notes due 2021
Debt Instrument [Line Items]
Long-term debt	743,625
4.800% Senior Notes due 2026
Debt Instrument [Line Items]
Long-term debt	742,383
2.375% Senior Notes due 2018
Debt Instrument [Line Items]
Long-term debt	548,615	547,720
3.750% Senior Notes due 2023
Debt Instrument [Line Items]
Long-term debt	543,947	543,153
LIBOR + 1.500%, unsecured term facility | Unsecured term facility, due February 23, 2021
Debt Instrument [Line Items]
Long-term debt	697,832
LIBOR + 1.300%, unsecured revolving loan | Unsecured term facility, due February 23, 2021
Debt Instrument [Line Items]
Long-term debt	70,000
LIBOR + 1.125%, unsecured term loan | Unsecured term loan due on April 08, 2018
Debt Instrument [Line Items]
Long-term debt		174,652
LIBOR + 1.125%, unsecured term loan | Unsecured term loan due on September 10, 2017
Debt Instrument [Line Items]
Long-term debt		119,761
1.38% note payable | Due December 31, 2017
Debt Instrument [Line Items]
Long-term debt	$ 13,853	30,000
1.50% note payable | Due September 30, 2016
Debt Instrument [Line Items]
Long-term debt		5,132
1.50% note payable | Due January 31, 2016
Debt Instrument [Line Items]
Long-term debt		336
LIBOR + 2.0%, unsecured term loan
Debt Instrument [Line Items]
Long-term debt		$ 3,202